Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 477,624	$ 1,258,001
Restricted cash	25,750	19,961
Accounts receivable, net	75,074	51,890
Prepaid expenses and other current assets	60,371	1,012,151
Total current assets	638,819	2,342,003
Non-current assets
Right-of-use assets, net	71,826	148,589
Property and equipment, net	40,764	50,883
Intangible assets, net	40,384	51,957
Long-term investment	9,075,000	9,075,000
Deferred tax assets	12,512	11,987
Total non-current assets	9,240,486	9,338,416
Total assets	9,879,305	11,680,419
Current liabilities
Accounts payable	6,076	5,821
Lease liability	65,593	83,757
Accrued expenses and other current liabilities	226,298	224,981
Total current liabilities	297,967	314,559
Non-current liabilities
Lease liability		62,842
Total non-current liabilities	1,698,379	1,139,358
Total liabilities	1,996,346	1,453,917
Shareholders’ equity
Additional paid in capital	55,327,858	55,327,858
Statutory reserves	166,038	166,038
Accumulated deficit	(47,646,285)	(45,368,679)
Accumulated other comprehensive income	21,321	87,258
Total shareholders’ equity	7,882,959	10,226,502
Total liabilities and shareholders’ equity	9,879,305	11,680,419
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	14,027	14,027
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares
Related party
Non-current liabilities
Due to a related party	$ 1,698,379	$ 1,076,516